REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment and operating lease right-of-use assets	$ 278,375	$ 278,979
Americas, principally the US
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment and operating lease right-of-use assets	132,115	128,065
EMEA
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment and operating lease right-of-use assets	12,509	10,145
Israel
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment and operating lease right-of-use assets	118,786	122,940
Asia Pacific
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment and operating lease right-of-use assets	$ 14,965	$ 17,829